Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,211	$ 116	$ 3,382
Lease liabilities - noncurrent	7,062	$ 255	6,215
Lease liabilities	10,273		9,597
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	173		182
Lease liabilities - noncurrent	1,741		817
Lease liabilities	$ 1,914		$ 999